Great-West Life & Annuity Insurance Company

8515 East Orchard Road

Greenwood Village, Colorado 80111

May 1, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE: FutureFunds Series Account of

Great-West Life & Annuity Insurance Company

Certification Pursuant to Rule 497(j) under the Securities Act of 1933

File Nos. 002-89550; 811-03972

Ladies and Gentlemen:

In lieu of filing the form of the prospectus and Statement of Additional Information for FutureFunds Series Account (the “Account”) pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies that:

1.        The form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Amendment No. 59 to the Account’s registration statement on Form N-4, the most recent amendment to the Account’s registration statement; and

2.         The text of Amendment No. 59 to the Account’s registration statement on Form N-4, the most recent amendment to the Account’s registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 25, 2019.

If you require any additional information regarding the foregoing, please contact the undersigned at (303) 737-1829.

Great-West Life & Annuity Insurance Company

FutureFunds Series Account

(Registrant)

By: /s/ Keith K. Mancini

Keith K. Mancini

Assistant General Counsel, Products & Government Affairs

Great-West Life & Annuity Insurance Company